TRADE AND OTHER PAYABLES - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 7,599	$ 13,471
Taxes and social security	1,505	616
Other payables	34	176
Accruals for employees	8,850	8,113
Accruals for rebates and discounts	11,111	14,930
Accrual for production	5,760	4,117
Other accruals	7,614	6,243
Balance of trade and other payables at end of period	$ 42,473	$ 47,666	[1]	$ 40,646

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.